Petroleum and Natural Gas Sales - Sales From Contracts With Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 1,684,648	$ 1,874,046	[1]
Discontinued operations
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,888,524	2,334,909
Trade receivable, accrued petroleum and natural gas sales
Disclosure of operating segments [line items]
Included in accounts receivable	102,300	325,700
Continuing
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,684,648	1,874,046
U.S. | Discontinued operations
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,888,524	2,334,909
Light oil and condensate | Continuing
Disclosure of operating segments [line items]
Petroleum and natural gas sales	366,523	421,383
Heavy oil | Continuing
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,261,899	1,403,022
NGL | Continuing
Disclosure of operating segments [line items]
Petroleum and natural gas sales	29,583	26,017
Natural gas | Continuing
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 26,643	$ 23,624

[1]	Comparative period has been revised to reflect current period presentation